Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	UBS RMA MONEY FUND INC
Central Index Key	0000703876
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Aug. 28, 2015